RELATED PARTY TRANSACTIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from a related party		$ 1,494	¥ 10,401	¥ 0
Loto Interactive Information Technology (Shenzhen) Limited [Member]
RELATED PARTY TRANSACTIONS
Amounts due from a related party	[1]	1,494	10,401	¥ 0
Loto Interactive Information Technology (Shenzhen) Limited [Member] | Loans to related party [Member]
RELATED PARTY TRANSACTIONS
Amounts due from a related party		$ 1,437	10,000
Loto Interactive Shenzhen [Member]
RELATED PARTY TRANSACTIONS
Transaction rate		4.35%
Loto Interactive Shenzhen [Member] | Interest on loans [Member]
RELATED PARTY TRANSACTIONS
Amounts due from a related party		$ 33	231
Loto Interactive Shenzhen [Member] | Service management [Member]
RELATED PARTY TRANSACTIONS
Amounts due from a related party		$ 24	¥ 170

[1]	Loto Interactive Information Technology (Shenzhen) Limited ("Loto Interactive Shenzhen") is a subsidiary of Loto Interactive, one of the Company’s equity method investment company.